Document and Entity Information	3 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	AIT Therapeutics, Inc.
Entity Central Index Key	0001641631
Document Type	POS AM
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	AITB